FAIR VALUE MEASUREMENTS - Schedules (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
San Diego Gas & Electric Company Savings Plan 001
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments	$ 2,199,939	$ 2,097,965
EBP Plans
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments	5,951,845	5,607,355
EBP Plans | Level 1 investments:
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments	1,477,147	1,566,639
EBP Plans | Level 1 investments: | Sempra common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments	1,034,401	1,165,804
EBP Plans | Level 1 investments: | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments	442,746	400,835
EBP Plans | Fair Value Measured at Net Asset Value Per Share | Common/collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments	$ 4,474,698	$ 4,040,716